MFS GLOBAL BOND FUND (Prospectus Summary): | MFS GLOBAL BOND FUND
MFS®Global Bond Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is December 29, 2011.

MFS®Global Bond Fund

The sub-sections entitled “Fees and Expenses” and “Example” beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 8 of the fund’s prospectus and “Waivers of Sales Charges” on page I-13 of the fund’s statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS GLOBAL BOND FUND	A		B	C	I	R1	R2	R3	R4
Shareholder Fees, Column Name	A		B	C	I	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load)Imposed on Purchases (as a percentage of offering price)	4.75%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS GLOBAL BOND FUND		A	B	C	I	R1	R2	R3	R4
Operating Expenses, Column Name		A	B	C	I	R1	R2	R3	R4
Management Fee		0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none
Other Expenses		0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses		1.12%	1.87%	1.87%	0.87%	1.87%	1.37%	1.12%	0.87%
Fee Reductions and/or Expense Reimbursements	[1]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%
[1]	Effective January 1, 2012, MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that ‘‘Total Annual Fund Operating Expenses” do not exceed 1.10% of the fund’s average daily net assets annually for each of Class A and Class R3 shares, 1.85% of the fund’s average daily net assets annually for each of Class B, Class C and Class R1 shares, 0.85% of the fund’s average daily net assets annually for each of Class I and Class R4 shares and 1.35% of the fund’s average daily net assets annually for Class R2 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2012.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS GLOBAL BOND FUND (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	582	812	1,061	1,772
B	Class B Shares assuming redemption at end of period	588	886	1,209	1,993
C	Class C Shares assuming redemption at end of period	288	586	1,009	2,189

Expense Example, No Redemption MFS GLOBAL BOND FUND (USD $)	Expense Example, No Redemption, By Year, Column	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	188	586	1,009	1,993
C	Class C Shares assuming no redemption at end of period	188	586	1,009	2,189
I	Class I Shares	87	276	480	1,071
R1	Class R1 Shares	188	586	1,009	2,189
R2	Class R2 Shares	137	432	748	1,645
R3	Class R3 Shares	112	354	615	1,361
R4	Class R4 Shares	87	276	480	1,071